Operating expenses and other operating income - Expenses by nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Personnel expenses	€ 7,563	€ 7,294	€ 7,732
Material and customer contract related expenses	7,660	9,947	10,748
Depreciation and amortization	973	1,012	1,073
IT services	370	388	368
Impairment charges	97	24	90
Other	990	979	1,546
Total operating expenses	€ 17,653	€ 19,644	€ 21,557